Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events
Subsequent Events
24.	Subsequent Events:

In addition to subsequent events previously disclosed:

As noted in note 1, on July 10, 2026, the Company and SVIII completed the previously described BCA. In connection with the closing, New General Fusion received aggregate net proceeds of approximately $123,375 consisting of (i) $104,375 from the PIPE Financing (gross proceeds of $107,675 less certain transaction costs) and (ii) $19,000 representing the balance of SVIII’s trust account of $19,800, inclusive of accrued interest, together with funds in SVIII’s operating account, less certain transaction costs paid at closing.

After giving effect to the exchange ratio provided for in the BCA and anti-dilution adjustments on certain classes of shares, on July 10, 2026, New General Fusion had 52,988,419 Subordinate Voting Shares outstanding, consisting of (i) 44,397,648 Subordinate Voting Shares attributable to shareholders of the Company immediately prior to the Business Combination, (ii) 6,666,667 Subordinate Voting Shares attributable to the sponsor of SVIII, and (iii) 1,924,104 Subordinate Voting Shares attributable to SVIII public shareholders who did not redeem their shares.

New General Fusion also had 10,556,367 Multiple Voting Shares outstanding, attributable to subscribers in the PIPE Financing, which are each convertible into Subordinate Voting Shares in accordance with the articles of New General Fusion.

In addition, after giving effect to the exchange ratio provided for in the BCA, New General Fusion had 38,360,095 warrants outstanding each exercisable for one Subordinate Voting Share consisting of (i) 11,807,616 warrants attributable to shareholders of the Company immediately prior to the Business Combination, (ii) 10,556,367 warrants attributable to subscribers in the PIPE Financing, and (iii) 15,996,112 warrants attributable to the sponsor of SVIII.

New General Fusion also had (i) 7,294,729 options outstanding, each exercisable for one Subordinate Voting Share, and (ii) 13,497,733 New General Fusion Earnout Shares and securities convertible into New General Fusion Earnout Shares, each exercisable for one Subordinate Voting Share of New General Fusion, which convert automatically upon the volume weighted average trading price of the Subordinate Voting Shares reaching specified thresholds, and otherwise having the rights and restrictions set forth in the articles of New General Fusion.

The Business Combination will be accounted for as a reverse recapitalization in accordance with U.S. GAAP, with the Company identified as the accounting acquirer. Under this method of accounting, SVIII is treated as the acquired company for financial reporting purposes, and the Business Combination is treated as the equivalent of the Company issuing shares for the net assets of SVIII, accompanied by a recapitalization. Accordingly, the consolidated financial statements of New General Fusion for periods following the closing will represent a continuation of the financial statements of the Company, with the net assets of SVIII recorded at historical cost and no goodwill or other intangible assets recognized.

26.Subsequent Events:

In addition to subsequent events previously disclosed:

Subsequent to December 31, 2025, in January 2026, the Company entered into a Business Combination Agreement (“BCA”) with Spring Valley Acquisition Corp. III (“SVIII”) a publicly traded special purpose acquisition company (“SPAC”) listed on the Nasdaq, pursuant to which the parties thereto would consummate a business combination. Subject to its terms and conditions, the BCA provides, among other things, that SVIII will continue from the Cayman Islands to British Columbia and General Fusion will become a wholly-owned subsidiary of SVIII through the business combination process and become “New General Fusion”. Under the BCA, the Company’s shareholders, including all security holders, will receive a pre-money valuation of $600.0 million plus a potential earnout of $125.0 million to be earned within a 5-year time period subject to certain public stock price thresholds being met within New General Fusion. The SVIII sponsor also has a potential earnout of $10.0 million under the same terms as General Fusion security holders. SVIII has $230.0 million of cash in trust which is available to New General Fusion assuming no redemptions. SVIII shareholders have an option to redeem their trust capital at the time of closing the BCA and New General Fusion may receive all or a portion or none of the trust capital.

In connection with the transactions contemplated by the Business Combination Agreement, the Company along with SVIII entered into securities purchase agreements for a Private Investment in Public Equity (“PIPE”) financing with several investors for total gross proceeds of $107,675, with the proceeds contingent on the closing of the BCA. Pursuant to the PIPE financing, investors have agreed, among other things, to purchase an aggregate of 10,556,367 units of the Company at a price of $10.20 per unit, each unit comprising (1) one convertible preferred share of the Company and (2) one warrant exercisable for a common share at a price of $12.00 per share, to be consummated on the Closing Date.

Additionally, the lead PIPE investor funded an additional $350 at the time of commitment in January 2026 in exchange for 3,500,000 non-voting Class B common shares of the Company as part of their overall lead investment terms. The non-voting Class B common shares common shares will convert into New General Fusion common shares on a 1:1 basis. If the BCA does not close, the Class B common shares are redeemable at the option of the holder for the original investment amount of $350.